Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 1,454,087	$ (9,150)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	374,321	406,686
Amortization	14,887	16,525
Accrued legal penalty expense		186,593
Bad debt expense	63,255
Deferred tax benefits	(9,488)
Foreign currency transaction (gains) loss	(590,132)	36,021
Changes in operating assets and liabilities:
Accounts receivable	890,718	8,569,502
Notes receivable	(3,297,585)	(218,774)
Inventories	(4,019,245)	(4,164,221)
Advances to suppliers	1,286,625	1,642,268
Advances to suppliers – related party		5,614,990
Other receivables	96,563	(215,706)
Accounts payable	1,585,941	(926,681)
Accounts payable - related parties	1,374,569	2,991,949
Accrued expenses and other current liabilities	(34,020)	(236,889)
Notes payable	(477,344)	(1,868,422)
Advances from customers	80,069	(1,630,301)
Taxes payable	641,442	(60,726)
Net cash provided by operating activities	(565,337)	10,133,664
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(53,908)	(71,552)
Acquisition of CIP		(110,220)
Net cash used in investing activities	(53,908)	(181,772)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	1,003,426	17,872,955
Repayments on short-term borrowings	(13,054,572)	(34,246,554)
Proceeds from long-term borrowings	4,283,195	7,253,430
Repayments on long-term borrowings	(9,472,341)
Proceeds from share issuance, net of offering costs	23,010,000
Advances from related parties		314,001
Repayments to related parties	(286,693)
Net cash provided by (used in) financing activities	5,483,015	(8,806,168)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,262,779	56,183
Net increase in cash and cash equivalents and restricted cash	6,126,549	1,201,907
Cash and cash equivalents and restricted cash at the beginning of period	14,543,245	16,654,715
Cash and cash equivalents and restricted cash at the end of period	20,669,794	17,856,622
Reconciliation of cash and cash equivalents and restricted cash to the Consolidated Balance Sheet
Cash and cash equivalents	19,754,552	16,848,069
Restricted cash	915,242	1,008,553
Total cash and cash equivalents and restricted cash at the end of period	20,669,794	17,856,622
Supplemental disclosures of cash flows information:
Cash paid for income taxes	16,671
Cash paid for interest	$ 290,086	$ 642,540